Board Remuneration (Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities) (Details) (EUR €) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Board Remuneration [Line Items]
Pensions		€ 18,945		€ 12,303		€ 9,849
Partial board remuneration percentage	40.00%
Management Board [Member]
Board Remuneration [Line Items]
Base compensation		889
Bonuses		709	[1]
Pensions		123
Board remuneration, Total		1,721		1,868
Management Board [Member] | C.D. Del Prado [Member]
Board Remuneration [Line Items]
Base compensation		529
Bonuses		559	[1]
Pensions		69
Board remuneration, Total		1,157		613
Management Board [Member] | P.A.M. Van Bommel [Member]
Board Remuneration [Line Items]
Base compensation		360	[2]
Bonuses		150	[1],[2]
Pensions		54	[2]
Board remuneration, Total		564	[2]	168	[2]
Management Board [Member] | W.K. Lee [Member]
Board Remuneration [Line Items]
Board remuneration, Total				609	[3]
Management Board [Member] | R.A. Ruijter [Member]
Board Remuneration [Line Items]
Board remuneration, Total				323	[4]
Management Board [Member] | J.F.M. Westendorp [Member]
Board Remuneration [Line Items]
Board remuneration, Total				€ 155	[5]

[1]	Bonuses paid in 2011 were calculated and paid in respect of performance in 2010.
[2]	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.
[3]	All remuneration relates to the compensation Mr. W.K. Lee received in his capacity as member of the Board of ASMPT.
[4]	For the period May 15, 2009 through December 31, 2009 and for the period January 1, 2010 through August 31, 2010.
[5]	For the period January 1, 2010 through May 20, 2010.